Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 49,294	$ 41,799
Add (deduct) non-cash items:
(Gain) loss on investments	10	(1,375)
Stock-based compensation	17,614	20,411
Depreciation of property and equipment	2,221	2,843
Deferred income tax expense	1,971	1,002
Current income tax expense	17,741	7,490
Other items	(2,576)	(6,961)
Shares received on recognition of a previously unrecorded contingent asset	0	(18,588)
Income taxes paid	(8,374)	(8,133)
Changes in:
Fees receivable	(7,912)	884
Other assets	(5,060)	(5,144)
Accounts payable, accrued liabilities and compensation payable	4,223	(4,367)
Cash provided by (used in) operating activities	69,152	29,861
Investing activities
Purchase of investments	(13,405)	(25,474)
Sale of investments	43,694	27,033
Purchase of property and equipment	(1,868)	(1,535)
Proceeds received on exit of non-core businesses	0	4,583
Management contract consideration	(3,906)	0
Cash provided by (used in) investing activities	24,515	4,607
Financing activities
Acquisition of common shares for equity incentive plan	(963)	(5,252)
Acquisition of common shares under normal course issuer bid	(2,022)	(4,157)
Repayment of lease liabilities	(1,342)	(2,224)
Contributions from non-controlling interest	(1,462)
Contributions from non-controlling interest		4,216
Advances from loan facility	6,440	0
Repayments of loan facility	(30,677)	(30,200)
Dividends paid	(27,147)	(25,847)
Cash provided by (used in) financing activities	(57,173)	(63,464)
Effect of foreign exchange on cash balances	(10,318)	(2,024)
Net increase (decrease) in cash and cash equivalents during the year	26,176	(31,020)
Cash and cash equivalents, beginning of the year	20,658	51,678
Cash and cash equivalents, end of the year	46,834	20,658
Cash and cash equivalents:
Cash	43,214	20,658
Short-term deposits	3,620	0
Total cash and cash equivalents	$ 46,834	$ 20,658